Business combinations (Details)		12 Months Ended
	Mar. 31, 2021 USD ($) installment	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021	Mar. 28, 2022 USD ($)	Mar. 31, 2021 shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 $ / $	Mar. 31, 2021 item	Mar. 31, 2021 Y
Disclosure of detailed information about business combination [line items]
Effective tax rate		26.15%	26.37%
StarBlue Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 381,636,000			$ 381,636,000
Cash transferred	109,392,000			101,111,000
Initial closing adjustments	105,000,000
Number of common shares issued at discounted value | shares					15,714,285,000
Value of common shares issued at discounted value	258,975,000
Additional consideration payable for future tax benefit	13,269,000
Number of shares issued | shares					3,018,685,000
Number of common shares issued, gross | shares					3,142,857,000
Number of shares representing a holdback for indemnification purposes | shares					124,172,000
Number of shares issuable | shares					12,571,428,000
Fair value of consideration payable	$ 381,636,000			$ 381,636,000
Effective tax rate	24.56%
Number of installments | installment	14
Estimated transaction costs	$ 3,888,000
Transaction costs, number of common shares issued to an advisor | shares		18,456
Transaction costs, value of common shares issued to an advisor		$ 330
StarBlue Inc. | Share price
Disclosure of detailed information about business combination [line items]
Measurement input						22.99	28.91
StarBlue Inc. | Volatility
Disclosure of detailed information about business combination [line items]
Measurement input | item								0.5658
StarBlue Inc. | Risk free rate | Minimum
Disclosure of detailed information about business combination [line items]
Measurement input | item								0.00221
StarBlue Inc. | Risk free rate | Maximum
Disclosure of detailed information about business combination [line items]
Measurement input | item								0.00855
StarBlue Inc. | Time to maturity | Minimum
Disclosure of detailed information about business combination [line items]
Measurement input | Y									0.003
StarBlue Inc. | Time to maturity | Maximum
Disclosure of detailed information about business combination [line items]
Measurement input | Y									4.25
StarBlue Inc. | Discount rate
Disclosure of detailed information about business combination [line items]
Measurement input | item								0.049